UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-02258

Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston as of July 31, 2008 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At July 31, 2008, the value of the Fund’s investment in the Portfolio was $1,779,564,430 and the Fund owned approximately 93.3% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 5.1% (1)

	Principal
Security	Amount	Value
Automotive & Auto Parts — 0.2%
EPD Holdings (Goodyear Engineering Products), Term Loan - Second Lien, 8.55%, Maturing 7/13/15	$5,410,000	$4,111,600
		$4,111,600
Broadcasting — 0.6%
HIT Entertainment, Inc., Term Loan - Second Lien, 8.29%, Maturing 2/5/13	$13,910,000	$11,545,300
		$11,545,300
Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 8.47%, Maturing 5/4/15	$2,120,000	$2,035,200
		$2,035,200
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 4.98%, Maturing 5/25/13	$3,189,625	$2,806,870
		$2,806,870
Diversified Media — 0.3%
Nielsen Finance, LLC, Term Loan, 4.73%, Maturing 8/9/13	$5,937,679	$5,533,887
		$5,533,887
Gaming — 0.7%
BLB Worldwide Holdings, Term Loan - Second Lien, 7.19%, Maturing 6/30/12	$8,520,000	$1,704,000
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 6.95%, Maturing 5/18/14	3,220,000	3,026,800
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	8,483,805	8,186,871
		$12,917,671
Healthcare — 0.1%
Advanced Medical Optics, Inc., Term Loan, 4.52%, Maturing 4/2/14	$2,567,500	$2,358,891
		$2,358,891
Homebuilders/Real Estate — 0.6%
Realogy Corp., Term Loan, 2.31%, Maturing 9/1/14	$2,782,500	$2,288,606
Realogy Corp., Term Loan, 5.46%, Maturing 9/1/14	10,335,000	8,500,538
		$10,789,144
Services — 1.5%
ADESA, Inc., Term Loan, 5.06%, Maturing 10/18/13	$10,494,000	$9,381,636
Catalina Marketing Corp., Term Loan, 8.78%, Maturing 10/1/08	6,747,000	6,106,035
Neff Rental, Inc., Term Loan - Second Lien, 6.40%, Maturing 5/31/13	2,730,000	1,730,137
Rental Service Corp., Term Loan - Second Lien, 6.30%, Maturing 11/30/13	3,231,113	2,657,591
Sabre, Inc., Term Loan, 4.66%, Maturing 9/30/14	11,934,279	9,375,044
		$29,250,443
Super Retail — 0.2%
General Nutrition Centers, Inc., Term Loan, 5.05%, Maturing 9/16/13	$4,362,909	$3,882,989
		$3,882,989
Telecommunications — 0.3%
Level 3 Communications, Inc., Term Loan, 4.94%, Maturing 3/13/14	$6,945,000	$6,319,950
		$6,319,950
Utilities — 0.3%
Texas Competitive Electric Holdings Co., LLC, Term Loan, Maturing 10/10/14 (2)	$5,800,000	$5,466,500
		$5,466,500
Total Senior Floating-Rate Interests (identified cost $117,426,834)		$97,018,445

Corporate Bonds & Notes — 82.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.7%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$2,910	$2,026,087
Bombardier, Inc., 8.00%, 11/15/14 (3)	2,620	2,685,500

DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	$1,440	$1,504,800
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	4,910	4,873,175
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	2,845	2,638,737
		$13,728,299
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,228	$1,019,623
		$1,019,623
Automotive & Auto Parts — 3.2%
Allison Transmission, Inc., 11.00%, 11/1/15 (3)	$1,620	$1,474,200
Altra Industrial Motion, Inc., 9.00%, 12/1/11	6,560	6,658,400
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	2,965	1,971,725
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	1,539,000
Ford Motor Credit Co., 7.375%, 10/28/09	8,180	7,452,953
Ford Motor Credit Co., Sr. Notes, 5.70%, 1/15/10	12,110	10,436,059
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	2,370	1,781,325
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	9,665	8,234,657
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	315	257,018
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	15,750	13,287,976
General Motors Acceptance Corp., Variable Rate, 3.926%, 5/15/09	4,555	4,032,264
Tenneco, Inc., 8.125%, 11/15/15	2,405	2,152,475
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,724,450
		$61,002,502
Broadcasting — 0.5%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	$2,490	$2,648,737
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13 (3)	7,025	6,445,437
		$9,094,174
Building Materials — 1.4%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$965	$1,020,487
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	2,520	2,419,200
Nortek, Inc., Sr. Sub. Notes, 10.00%, 12/1/13 (3)	7,930	7,137,000
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	11,740	9,333,300
PLY GEM Industries, Inc., Sr. Notes, 11.75%, 6/15/13 (3)	7,955	7,159,500
		$27,069,487
Cable/Satellite TV — 2.6%
Cablevision Systems Corp., Sr. Notes, Series B, 8.00%, 4/15/12	$4,120	$3,965,500
CCH I, LLC/CCH I Capital Corp., 11.00%, 10/1/15	6,690	5,067,675
CCH II, LLC/CCH II Capital Corp., 10.25%, 10/1/13	2,320	2,053,200
CCH II, LLC/CCH II Capital Corp., 10.25%, 10/1/13 (3)	1,763	1,551,440
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	19,005	17,674,650
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14 (3)	6,050	6,322,250
Kabel Deutschland GmbH, 10.625%, 7/1/14	4,005	4,115,137
Mediacom Broadband Group Corp., LLC, Sr. Notes, 8.50%, 10/15/15	4,210	3,778,475
National Cable PLC, 8.75%, 4/15/14	1,195	1,120,312
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	4,685	4,357,050
		$50,005,689
Capital Goods — 1.2%
American Railcar Industry, 7.50%, 3/1/14	$3,895	$3,622,350
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,726,937
ESCO Corp., Sr. Notes, 8.625%, 12/15/13 (3)	3,010	3,017,525
ESCO Corp., Sr. Notes, Variable Rate, 6.651%, 12/15/13 (3)	3,010	2,844,450
RBS Global & Rexnord Corp., 9.50%, 8/1/14	3,775	3,624,000
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,118,075
		$21,953,337
Chemicals — 1.3%
CII Carbon, LLC, 11.125%, 11/15/15 (3)	$5,555	$5,443,900
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16 (3)	8,975	6,058,125
Nova Chemicals Corp., Sr. Notes, Variable Rate, 5.953%, 11/15/13	3,525	2,996,250
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (3)	10,950	10,867,875
		$25,366,150
Consumer Products — 0.5%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$11,295	$9,883,125
		$9,883,125

Containers — 0.7%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$5,160	$4,618,200
Pliant Corp. (PIK), 11.625%, 6/15/09	9,435	9,056,178
		$13,674,378
Diversified Financial Services — 0.8%
Alliant Holdings I, Inc., 11.00%, 5/1/15 (3)	$4,190	$3,750,050
E*Trade Financial Corp., 7.875%, 12/1/15	7,500	6,337,500
Nuveen Investments, Inc., 5.00%, 9/15/10	1,205	1,075,462
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15 (3)	5,290	4,787,450
		$15,950,462
Diversified Media — 1.8%
Affinion Group, Inc., 10.125%, 10/15/13	$1,800	$1,818,000
Affinion Group, Inc., 11.50%, 10/15/15	4,865	4,865,000
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0% until 2008), 10/15/13	3,320	2,730,700
Nielsen Finance, LLC, 10.00%, 8/1/14	6,960	7,047,000
Nielsen Finance, LLC, 10.00%, 8/1/14 (3)	11,895	12,043,687
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	4,675	3,214,062
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	3,495	2,778,525
		$34,496,974
Energy — 8.7%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$7,885	$7,530,175
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	2,625	2,598,750
Clayton Williams Energy, Inc., 7.75%, 8/1/13	4,650	4,417,500
Compton Pet Finance Corp., 7.625%, 12/1/13	8,727	8,552,460
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	1,120	1,117,200
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	3,800	4,141,381
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	2,855	2,755,075
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15 (3)	10,125	10,175,625
Inergy L.P./Finance, Sr. Notes, 6.875%, 12/15/14	2,355	2,131,275
OPTI Canada, Inc., 7.875%, 12/15/14	4,010	3,999,975
OPTI Canada, Inc., 8.25%, 12/15/14	3,735	3,781,687
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,506,750
Petrohawk Energy Corp., 7.875%, 6/1/15 (3)	3,975	3,865,687
Petrohawk Energy Corp., 9.125%, 7/15/13	15,010	15,272,675
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,137,525
Petroplus Finance, Ltd., 6.75%, 5/1/14 (3)	955	840,400
Petroplus Finance, Ltd., 7.00%, 5/1/17 (3)	11,670	10,152,900
Plains Exploration & Production Co., 7.00%, 3/15/17	5,575	5,240,500
Quicksilver Resources, Inc., 7.125%, 4/1/16	6,840	5,933,700
Quicksilver Resources, Inc., 8.25%, 8/1/15	800	782,000
Sandridge Energy, Inc. (PIK), 8.625%, 4/1/15 (3)	11,760	11,936,400
Sandridge Energy, Inc., Sr. Notes, 8.00%, 6/1/18 (3)	9,490	9,442,550
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15 (3)(4)	10,225	1,431,500
SESI, LLC, 6.875%, 6/1/14	1,150	1,075,250
Southwestern Energy Co., 7.50%, 2/1/18 (3)	10,245	10,552,350
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	11,450	11,221,000
United Refining Co., Sr. Notes, 10.50%, 8/15/12	21,745	20,331,575
VeraSun Energy Corp., 9.875%, 12/15/12	1,900	1,624,500
		$166,548,365
Entertainment/Film — 1.4%
AMC Entertainment, Inc., 11.00%, 2/1/16	$18,075	$18,391,312
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	11,265	8,983,837
		$27,375,149
Environmental — 0.4%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$7,240	$7,312,400
		$7,312,400
Food & Drug Retail — 0.9%
Rite Aid Corp., 7.50%, 3/1/17	$10,625	$8,659,375
Rite Aid Corp., 10.375%, 7/15/16	8,410	7,842,325
		$16,501,700
Food/Beverage/Tobacco — 1.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0% until 2008), 11/1/11	$10,090	$9,333,250
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	19,135	18,824,056
		$28,157,306

Gaming — 8.3%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (3)	$11,355	$6,642,675
CCM Merger, Inc., 8.00%, 8/1/13 (3)	8,020	6,556,350
Chukchansi EDA, Sr. Notes, Variable Rate, 6.328%, 11/15/12 (3)	5,045	4,111,675
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	518	510,539
Fontainebleau Las Vegas Casino, LLC, 10.25%, 6/15/15 (3)	19,830	10,609,050
Galaxy Entertainment Finance, 9.875%, 12/15/12 (3)	12,345	11,974,650
Galaxy Entertainment Finance, Variable Rate, 8.133%, 12/15/10 (3)	4,605	4,466,850
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (3)(5)	1,875	1,359,375
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12 (3)	6,745	5,497,175
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	9,055	6,655,425
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11 (3)	3,390	84,750
MGM Mirage, Inc., 7.50%, 6/1/16	4,815	3,864,037
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	6,445	4,543,725
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	5,212,200
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	4,240	3,582,800
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	8,790	7,515,450
Park Place Entertainment, 7.875%, 3/15/10	21,785	19,334,187
Pinnacle Entertainment, Inc., 8.25%, 3/15/12	780	742,950
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	5,855	4,391,250
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (3)	2,172	2,248,020
San Pasqual Casino, 8.00%, 9/15/13 (3)	2,005	1,834,575
Scientific Games Corp., 7.875%, 6/15/16 (3)	1,905	1,857,375
Seminole Hard Rock Entertainment, Variable Rate, 5.276%, 3/15/14 (3)	3,875	3,158,125
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	2,955	1,994,625
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	15,780	7,850,550
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (3)	9,455	8,958,612
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14 (3)	13,368	12,632,760
Wynn Las Vegas, LLC, 6.625%, 12/1/14	10,590	9,636,900
		$157,826,655
Healthcare — 4.9%
Accellent, Inc., 10.50%, 12/1/13	$3,795	$3,510,375
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	7,160	7,553,800
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15 (3)	7,885	8,101,838
Biomet, Inc., 11.625%, 10/15/17	13,045	13,844,006
HCA, Inc., 7.875%, 2/1/11	647	643,765
HCA, Inc., 8.75%, 9/1/10	10,406	10,562,090
HCA, Inc., 9.125%, 11/15/14	5,335	5,508,388
HCA, Inc., 9.25%, 11/15/16	5,920	6,112,400
MultiPlan Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (3)	10,535	10,376,975
National Mentor Holdings, Inc., 11.25%, 7/1/14	7,970	8,129,400
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	3,575	3,423,063
US Oncology, Inc., 9.00%, 8/15/12	5,370	5,316,300
US Oncology, Inc., 10.75%, 8/15/14	8,635	8,527,063
Viant Holdings, Inc., 10.125%, 7/15/17 (3)	1,583	1,345,550
		$92,955,013
Homebuilders/Real Estate — 0.3%
Realogy Corp., 10.50%, 4/15/14	$7,900	$5,174,500
Stanley Martin Co., 9.75%, 8/15/15	1,415	573,075
		$5,747,575
Insurance — 0.2%
Hub International Holdings, Inc., 9.00%, 12/15/14 (3)	$1,830	$1,637,850
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 6.551%, 11/15/14 (3)	3,265	2,628,325
		$4,266,175
Leisure — 2.6%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14 (3)	$5,141	$2,879,029
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (3)	3,635	2,762,600
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 7.383%, 4/1/12 (3)	6,665	5,731,900
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	14,385	14,708,663
Universal City Florida Holdings, Sr. Notes, Variable Rate, 7.623%, 5/1/10	25,090	24,462,750
		$50,544,942

Metals/Mining — 1.4%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$11,615	$8,943,550
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16	2,455	1,706,225
FMG Finance PTY, Ltd., 10.625%, 9/1/16 (3)	10,135	11,807,275
FMG Finance PTY, Ltd., Variable Rate, 6.682%, 9/1/11 (3)	4,130	4,150,650
		$26,607,700
Paper — 3.1%
Georgia-Pacific Corp., 9.50%, 12/1/11	$2,970	$3,007,125
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13	1,555	1,298,425
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12	7,510	6,627,575
NewPage Corp., 10.00%, 5/1/12	12,835	12,353,688
NewPage Corp., 12.00%, 5/1/13	10,010	9,634,625
NewPage Corp., Variable Rate, 9.123%, 5/1/12	2,585	2,468,675
Rock-Tenn Co., 9.25%, 3/15/16 (3)	1,870	1,935,450
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	12,170	10,009,825
Stone Container Corp., Sr. Notes, 8.375%, 7/1/12	5,955	5,285,063
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	8,660	7,317,700
		$59,938,151
Publishing/Printing — 1.3%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$6,262	$4,931,325
Harland Clarke Holdings, 9.50%, 5/15/15	4,740	3,886,800
R.H. Donnelley Corp., 8.875%, 10/15/17	15,120	7,333,200
Reader’s Digest Association, Inc., (The), Sr. Sub. Notes, 9.00%, 2/15/17 (3)	13,615	7,760,550
Windstream Regatta Holdings, Inc., Sr. Sub. Notes, 11.00%, 12/1/17 (3)	1,660	1,087,300
		$24,999,175
Railroad — 1.4%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$2,350	$2,273,625
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	8,155	8,032,675
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	6,250	6,343,750
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	8,830	9,161,125
		$25,811,175
Restaurants — 0.9%
El Pollo Loco, Inc., 11.75%, 11/15/13	$6,910	$6,806,350
NPC International, Inc., 9.50%, 5/1/14	11,265	9,631,575
		$16,437,925
Services — 6.0%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$9,960	$9,013,800
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	13,785	12,027,413
Hertz Corp., 8.875%, 1/1/14	805	742,613
Hertz Corp., 10.50%, 1/1/16	11,915	10,425,625
Laureate Education, Inc., 10.00%, 8/15/15 (3)	17,730	15,846,188
Laureate Education, Inc., 10.25%, 8/15/15 (3)	14,830	12,493,089
Laureate Education, Inc., 11.75%, 8/15/17 (3)	8,170	7,240,663
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14 (3)	5,110	5,135,550
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,950	2,640,250
Neff Corp., Sr. Notes, 10.00%, 6/1/15	1,570	588,750
Rental Service Corp., 9.50%, 12/1/14	14,855	12,255,375
Ticketmaster, Sr. Notes, 10.75%, 8/1/16 (3)	9,915	10,311,600
Travelport, LLC, 9.875%, 9/1/14	8,830	7,461,350
Travelport, LLC, 11.875%, 9/1/16	1,209	952,088
West Corp., 9.50%, 10/15/14	8,310	7,188,150
		$114,322,504
Steel — 0.9%
RathGibson, Inc., 11.25%, 2/15/14	$8,245	$7,873,975
Ryerson, Inc., Sr. Notes, Variable Rate, 10.248%, 11/1/14 (3)	790	754,450
Steel Dynamics, Inc., Sr. Notes, 7.375%, 11/1/12	8,365	8,323,175
		$16,951,600
Super Retail — 7.0%
GameStop Corp., 8.00%, 10/1/12	$27,290	$28,245,150
General Nutrition Center, Sr. Notes, Variable Rate, (PIK), 7.199%, 3/15/14	15,250	13,038,750
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	8,100	6,864,750
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,615	5,530,775
Neiman Marcus Group, Inc., 10.375%, 10/15/15	41,175	40,557,375

Sally Holdings, LLC, 9.25%, 11/15/14	$1,405	$1,376,900
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	12,365	11,963,138
Toys “R” Us, 7.375%, 10/15/18	6,460	4,715,800
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	23,140	17,123,600
Yankee Acquisition Corp., Series B, 9.75%, 2/15/17	7,170	4,158,600
		$133,574,838
Technology — 3.1%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	$17,350	$13,229,375
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	795	730,406
Avago Technologies Finance, 10.125%, 12/1/13	3,260	3,455,600
Avago Technologies Finance, 11.875%, 12/1/15	6,470	6,922,900
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15 (3)	13,635	12,441,938
First Data Corp., 9.875%, 9/24/15 (3)	5,165	4,577,481
Nortel Networks, Ltd., 10.75%, 7/15/16 (3)	15,470	15,237,950
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	3,560	2,981,500
		$59,577,150
Telecommunications — 6.8%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$5,490	$5,737,050
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15 (3)	19,810	18,324,250
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	8,170	8,374,250
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	21,350	22,257,375
Intelsat Corp., 9.25%, 8/15/14 (3)	9,696	9,623,280
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16 (3)	10,378	10,507,725
Intelsat Subsidiary Holdings Co., Ltd., 8.50%, 1/15/13 (3)	10,403	10,350,985
Qwest Communications International, Inc., 7.50%, 2/15/14	11,465	10,633,788
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,211,250
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15 (3)	18,995	17,855,300
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17 (3)	12,665	11,746,788
Windstream Corp., Sr. Notes, 8.125%, 8/1/13	805	817,075
		$129,439,116
Textiles/Apparel — 2.3%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$1,610	$1,457,050
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	9,941	9,419,098
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	13,113	12,654,045
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	10,625	9,881,250
Phillips Van Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,050,000
Quiksilver, Inc., 6.875%, 4/15/15	7,400	5,846,000
		$43,307,443
Transportation Ex Air/Rail — 0.4%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14 (3)	$8,305	$8,429,575
		$8,429,575
Utilities — 4.1%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (3)	$1,572	$1,638,810
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,566	2,739,701
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	8,085	7,478,625
Edison Mission Energy, 7.50%, 6/15/13	915	924,150
Energy Future Holdings, Sr. Notes, 10.875%, 11/1/17 (3)	15,170	15,700,950
NGC Corp., 7.625%, 10/15/26	7,090	5,955,600
NRG Energy, Inc., 7.25%, 2/1/14	245	239,488
NRG Energy, Inc., 7.375%, 1/15/17	7,580	7,333,650
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,380	2,314,550
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	13,590	14,711,175
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	761,450
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series A, 10.25%, 11/1/15 (3)	9,980	10,029,900
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series B, 10.25%, 11/1/15 (3)	8,160	8,200,800
		$78,028,849
Total Corporate Bonds & Notes (identified cost $1,712,410,475)		$1,577,904,681

Common Stocks — 1.5%

Security	Shares	Value
Containers — 0.1%
Greif, Inc.	42,800	$2,603,952
		$2,603,952
Gaming — 0.2%
Fontainebleau Equity Holdings, Class A (6) (7)	301,724	$3,620,688
Shreveport Gaming Holdings, Inc. (6) (8)	3,597	59,350
Trump Entertainment Resorts, Inc. (8)	484,160	750,448
		$4,430,486
Leisure — 0.0%
HRP, Class B (3) (6) (8)	3,730	$37
		$37
Super Retail — 1.0%
GameStop Corp., Class A (8)	423,382	$17,151,205
GNC Acquisition Holdings, Class A (6) (7)	204,221	1,021,105
		$18,172,310
Telecommunications — 0.2%
American Tower Corp., Class A (8)	67,993	$2,848,907
		$2,848,907
Total Common Stocks (identified cost $35,864,094)		$28,055,692

Convertible Bonds — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
L-3 Communications Corp., 3.00%, 8/1/35 (3)	$5,745	$6,606,750
		$6,606,750
Total Convertible Bonds (identified cost $5,809,960)		$6,606,750

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	80,133	$10,257,024
Chesapeake Energy Corp., 5.00% (3)	9,586	1,363,608
		$11,620,632
Telecommunications — 0.2%
Crown Castle International Corp. (PIK), 6.25%	85,673	$4,754,852
		$4,754,852
Total Convertible Preferred Stocks (identified cost $12,778,160)		$16,375,484

Preferred Stocks — 0.3%

Security	Shares/Units	Value
Gaming — 0.3%
Fontainebleau Resorts LLC (PIK) (6) (7)	7,916	$5,042,708
		$5,042,708
Super Retail — 0.0%
GNC Acquisition Holdings (6) (7)	69,779	$348,895
		$348,895
Total Preferred Stocks (identified cost $8,265,235)		$5,391,603

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate (8)	10,260,000	$872,100
Adelphia, Inc., Escrow Certificate (8)	5,085,000	425,869
Adelphia Recovery Trust (8)	14,818,854	666,848
		$1,964,817
Utilities — 0.0%
Mirant Corp., Escrow Certificate (6) (7) (8)	2,205,000	$221
Mirant Corp., Escrow Certificate (6) (7) (8)	4,900,000	490
		$711
Total Miscellaneous (identified cost $13,800,475)		$1,965,528

Warrants — 0.0%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (6) (8)	3,400	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (6) (7) (8)	6,338	$329,566
		$329,566
Total Warrants (identified cost $182,579)		$329,566

Short-Term Investments — 8.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (9)	$152,134	$152,133,923
Total Short-Term Investments (identified cost $152,133,923)		$152,133,923
Total Investments — 98.8% (identified cost $2,058,671,735)		$1,885,781,672
Other Assets, Less Liabilities — 1.2%		$22,233,798
Net Assets — 100.0%		$1,908,015,470

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility.  Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after July 31, 2008, at which time the interest rate will be determined.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $509,623,764 or 26.7% of the Portfolio’s net assets.

(4)		Issuer is in default and security is currently not accruing interest.
(5)		Defaulted security.
(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(7)		Restricted security.
(8)		Non-income producing security.
(9)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $2,730,987.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,063,529,591
Gross unrealized appreciation	$23,004,615
Gross unrealized depreciation	(200,752,534)
Net unrealized depreciation	$(177,747,919)

Restricted Securities

At July 31, 2008, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous and Warrants
GNC Acquisition Holdings, Class A	3/15/07	204,221	$1,021,105		$1,021,105
GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895		348,895
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		3,620,688
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	7,916	7,916,340		5,042,708
Mirant Corp., Escrow Certificate	1/5/06	2,205,000	0	(1)	221
Mirant Corp., Escrow Certificate	1/5/06	4,900,000	0	(1)	490
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	6,338	0	(1)	329,566
Total Restricted Securities			$12,907,028		$10,363,673

(1) Less than $0.50.

A summary of financial instruments at July 31, 2008 is as follows:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	First Data Corp., Series C	Sell	$3,475	3.20%	12/20/09	$(19,231)
Citigroup, Inc.	First Data Corp., Series B	Sell	6,950	3.20	12/20/09	(38,461)
	First Data Corp., Series D	Sell	6,950	3.55	12/20/09	(6,457)
	General Motors Corp.	Sell	6,000	5.00	9/20/09	(426,148)
Goldman Sachs Capital Markets L.P.	General Motors Corp.	Sell	3,400	7.25	9/20/10	(897,283)
JPMorgan Chase Bank	AMD, Inc., Series B	Sell	3,500	6.50	12/20/12	(816,186)
	AMD, Inc., Series C	Sell	3,500	6.40	12/20/12	(824,706)
	Ford Motor Corp.	Sell	6,800	8.50	3/20/10	(552,478)
Lehman Brothers, Inc.	Ford Motor Corp.	Sell	7,040	7.20	12/20/09	(847,786)
	Ford Motor Corp.	Sell	7,110	8.00	3/20/10	(945,576)
	Ford Motor Corp., Series C	Sell	14,100	6.10	12/20/08	(281,698)
	General Motors Corp.	Sell	10,200	6.50	9/20/08	(209,813)
	General Motors Corp.	Sell	7,050	5.90	12/20/09	(1,370,892)
	General Motors Corp.	Sell	7,040	7.00	12/20/09	(1,287,883)
	Rite Aid Corp., Series A	Sell	3,530	3.90	12/20/08	(45,665)
	Rite Aid Corp., Series B	Sell	7,070	5.60	3/20/09	(71,277)
	Rite Aid Corp., Series C	Sell	3,400	5.60	3/20/09	(32,691)
	Toys “R” Us	Sell	7,000	4.35	12/20/08	8,471
	Toys “R” Us	Sell	3,535	8.90	3/20/13	30,966
Morgan Stanley Capital Services, Inc.	Darden Restaurants	Buy	14,245	1.70	9/20/13	(98,794)
	Intelsat Ltd.	Sell	7,060	3.75	12/20/08	62,905
RBS Greenwich Capital	First Data Corp., Series E	Sell	6,960	3.95	12/20/10	(154,093)
	First Data Corp., Series F	Sell	3,480	3.90	12/20/10	(174,197)
						$(8,998,973)

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 24, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2008